Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 - Property and equipment, net

A.	Composition and changes in 2024

	Computers	Office furniture and equipment	Leasehold improvements	Total

Cost
At January 1, 2024	402	89	79	570
Additions	59	10	10	79
At December 31, 2024	461	99	89	649
Accumulated depreciation
At January 1, 2024	267	31	24	322
Depreciation	83	7	8	98
At December 31, 2024	350	38	32	420

Depreciated cost:
At December 31, 2024	111	61	57	229

Composition and changes in 2023

	Computers	Office furniture and equipment	Leasehold improvements	Total

Cost
At January 1, 2023	310	66	66	442
Additions	92	23	13	128
At December 31, 2023	402	89	79	570
Accumulated depreciation
At January 1, 2023	183	25	16	224
Depreciation	84	6	8	98
At December 31, 2023	267	31	24	322

Depreciated cost:
At December 31, 2023	135	58	55	248

B.	Depreciation period and depreciation method

In respect to depreciation period and the depreciation method, see Note 2G above.